Summary of Significant Accounting Policies (Details) - Summary of net deferred tax assets and liabilities in the accompanying balance sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary Of Net Deferred Tax Assets And Liabilities In The Accompanying Balance Sheets Abstract
Deferred tax assets	$ 596,692	$ 69,807
Deferred tax liabilities
Valuation allowance for deferred tax assets	(596,692)	(52,939)
Net deferred tax assets		$ 16,868